CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 7,761	$ 14,880	$ 13,147	$ 31,832	$ 14,762
Other comprehensive income (loss), net of tax
Unrealized gains (losses) on investments	20	(54)	(9)	36
Unrealized gains (losses) on interest rate cap		21	66	(66)
Foreign currency translation adjustments	1	(39)	(53)	5	(7)
Total other comprehensive income (loss), net of tax	21	(72)	4	(25)	(7)
Comprehensive income	$ 7,782	$ 14,808	$ 13,151	$ 31,807	$ 14,755